Subsequent events - Additional Informations (Details) R$ / shares in Units, R$ in Thousands	Apr. 25, 2025 BRL (R$) shares	Feb. 20, 2025 BRL (R$) shares	Jan. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$)
Disclosure of subsequent events [Line Items]
Leverage reduction			$ 1,600,000,000
Issue amount	R$ 1,661,441		$ 525,000,000
Shares issued | shares	464,089,849
Number of warrants attributed as an additional benefit | shares	13,517,180
Number of warrants voluntarily cancelled | shares	450,572,669
Eliminated capital issuance obligations owed to lessors and OEMs					$ 557,000,000
Shares issued in exchange for capital issuance bonds | shares				94,000,000	94,000,000
Amounts extinguished in exchange for other commercial considerations					$ 243,600,000
Additional increase in cash flow for future periods					300,000,000
Additional amounts that had been reserved upon fulfillment of certain conditions					100,000,000
Noteholders amount					525,000,000
Financing for restructuring and recapitalization					150,000,000
Amount for equitation in preferred shares					$ 784,600,000
Percentage of principal amount for settlement				12.50%	12.50%
Amount of estimated net proceeds after completion of offering					$ 200,000,000
Interest on the issuance of new exchange notes				4.00%	4.00%
Addition to interest on the issuance of new exchange notes				6.00%	6.00%
Issuance of preferred shares with the increase in share capital | shares		722,280
Par value per share | R$ / shares				R$ 32.0897878718
Weighted new common share price | R$ / shares				0.06
Weighted new preferred share price | R$ / shares				R$ 4.50
Negative equity position | R$				R$ (30,435,270)		R$ (21,327,848)	R$ (19,007,500)	R$ (18,333,003)
Preferred shares
Disclosure of subsequent events [Line Items]
Shares issued | shares				335,750,796,000	335,750,796,000	335,747,796,000	335,623,408,000
Common shares
Disclosure of subsequent events [Line Items]
Shares issued | shares				928,965,058,000	928,965,058,000	928,965,058,000	928,965,058,000
Bottom of range
Disclosure of subsequent events [Line Items]
Increase (decrease) in the company's share capital | R$		R$ 72,000		R$ 1,509,288
Issuance of preferred shares with the increase in share capital | shares		1,200,000		47,033,273	47,033,273
Top of range
Disclosure of subsequent events [Line Items]
Increase (decrease) in the company's share capital | R$		R$ 3,370,259		R$ 6,132,393
Issuance of preferred shares with the increase in share capital | shares		2,000,000		191,101,066	191,101,066
Apr-25 [Member]
Disclosure of subsequent events [Line Items]
Percentage of principal amount for settlement				35.00%	35.00%
Percentage of the principal value of the New Exchange Notes to be exchanged				52.50%	52.50%
2029 [Member]
Disclosure of subsequent events [Line Items]
Coupon notes	11.50%
2030 [Member]
Disclosure of subsequent events [Line Items]
Coupon notes	10.90%
Senior notes – 2028 | Azul Secured [Member]
Disclosure of subsequent events [Line Items]
Amount of notes issued					$ 1,048,839,000
Percentage issued for new notes				11.90%	11.90%
Senior notes – 2029 | Azul Secured [Member]
Disclosure of subsequent events [Line Items]
Amount of notes issued					$ 238,015,000
Percentage issued for new notes				11.50%	11.50%
Senior notes 2030 [Member]
Disclosure of subsequent events [Line Items]
Financing for restructuring and recapitalization					$ 525,000,000
Senior notes 2030 [Member] | Azul Secured [Member]
Disclosure of subsequent events [Line Items]
Amount of notes issued					$ 546,620,000
Percentage issued for new notes				10.90%	10.90%